SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of fair value of options granted

Year ended ,
December 31, 2023
RMB
Risk-free rate of interest	4.13%
Estimated volatility rate	76.20%
Dividend yield	4.70%
Expected life (years)	5.78
Exercise price	USD 0.00001

Summary of option activity

			Weighted		Weighted
		Weighted	Average		Average
	Number of	Average	Remaining	Aggregate	Grant-date
	Options	Exercise Price	Contract Life	Intrinsic Value	Fair value
		USD	Years	RMB	RMB
Options outstanding at December 31, 2022	10,164,931	0.00001	7.34	736,653	42.51
Options granted in 2023	47,300	0.00001	9.15	2,656	54.93
Options exercised in 2023	(2,210,001)	0.00001	6.56	(124,114)	41.16
Options forfeited in 2023	(94,400)	0.00001	6.82	(5,302)	41.01
Options outstanding at December 31, 2023	7,907,830	0.00001	6.29	444,104	42.98
Options exercisable at December 31, 2023	2,953,360	0.00001	5.89	226,345	44.93
Options vested or expected to be vested at December 31, 2023	7,907,830	0.00001	6.29	444,104	42.98

Summary of the restricted shares

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at December 31, 2022	3,155,594	56.99
Granted	579,240	51.43
Vested	(1,089,684)	55.41
Forfeited	(659,182)	61.91
Outstanding at December 31, 2023	1,985,968	54.62

Schedule of share-based compensation expense

	Year ended,	Year ended,	Year ended,
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Facilitation, origination and servicing expenses	75,209	73,945	75,152
Sales and marketing expenses	12,340	4,328	(375)
General and administrative expenses	166,373	121,464	110,827
Total	253,922	199,737	185,604